Annual Fund Operating Expenses	Apr. 24, 2026
M International Equity Fund | M International Equity Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.31%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%	[1]
Acquired Fund Fees and Expenses	0.13%	[2]
Expenses (as a percentage of Assets)	0.62%
M Large Cap Growth Fund | M Large Cap Growth Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%	[3]
Expenses (as a percentage of Assets)	0.53%
M Capital Appreciation Fund | M Capital Appreciation Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.81%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%	[4]
Expenses (as a percentage of Assets)	0.95%
M Large Cap Value Fund | M Large Cap Value Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.43%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%	[5]
Expenses (as a percentage of Assets)	0.60%

[1]	The M International Equity Fund, a series of M Funds, Inc. (the “Predecessor International Equity Fund”), reorganized into the Fund following the close of business on April 24, 2026. Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	The M Large Cap Growth Fund, a series of M Funds, Inc. (the “Predecessor Large Cap Growth Fund”), reorganized into the Fund following the close of business on April 24 , 2026. Other Expenses are based on estimated amounts for the current fiscal year.
[4]	The M Capital Appreciation Fund, a series of M Funds, Inc. (the “Predecessor Capital Appreciation Fund”), reorganized into the Fund following the close of business on April 24, 2026. Other Expenses are based on estimated amounts for the current fiscal year.
[5]	The M Large Cap Value Fund, a series of M Funds, Inc. (the “Predecessor Large Cap Value Fund”), reorganized into the Fund following the close of business on April 24 , 2026. Other Expenses are based on estimated amounts for the current fiscal year.